Statement of Comprehensive Loss	9 Months Ended
Oct. 31, 2021 USD ($) $ / shares shares
Expenses
Exploration (Notes 6 and 10)	$ 601,820
Personnel (Notes 10 and 12)	674,718
Professional services (Note 12)	492,908
Directors’ fees (Notes 10 and 12)	308,009
Office and administrative (Note 12)	59,634
Depreciation (Note 8)	21,667
Foreign exchange gain	(47,163)
Total expenses	2,111,593
Interest income	(11)
Net and Comprehensive Loss for the Period	$ (2,111,582)
Basic and Diluted Loss per Common Share (in Dollars per share) | $ / shares	$ (0.06)
Weighted Average Number of Common Shares Outstanding (in Shares) | shares	34,452,651